Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
The Acquirers Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Acquirers Fund NAV
Average Annual Return, Percent	(6.53%)	10.51%	5.58%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	12.10%	15.61%	13.80%